ADVANCES FOR FUTURE CAPITAL INCREASE - NON-CURRENT LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities	R$ 3,639,441	R$ 3,310,409
Federal Government Contribution to Future Capital Increase
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities	3,364,553	3,060,373
Acquisition of Equity Stake CEEE/CGTEE
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities	246,371	224,097
Banabui - Fortaleza Transmission Line
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities	4,159	3,783
UHE de Xingo
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities	11,686	10,629
Transmission Line in the State of Bahia
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities	1,829	1,664
Federal Electricity Access Fund - Law 5,073/66
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities	R$ 10,843	R$ 9,863